16 Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate in %	2.47%
Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate in %	4.15%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate in %	11.91%
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate in %	6.81%
Furniture and appliances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average annual depreciation rate in %	11.42%